INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Unrecognized tax benefits
Unrecognized tax benefits related to deferred tax assets and federal tax benefit of state income tax items	$ 35,200,000
Interest and penalties recognized in the statement of income	300,000
Accrued interest and penalties	3,900,000	3,600,000
Undistributed earnings of foreign subsidiaries permanently reinvested outside the United States	97,400,000
Operating loss carryforwards [Line Items]
Net operating loss carryforwards expired amount	230,597,000	254,153,000
Deferred tax assets and related valuation allowance which have been removed	35,600,000
United States [Member] | U.S. [Member]
Operating loss carryforwards [Line Items]
Valuation allowance against the related deferred tax assets	204,700,000
Federal [Member] | U.S. [Member]
Operating loss carryforwards [Line Items]
Net operating loss carryforwards	552,700,000
State [Member] | U.S. [Member]
Operating loss carryforwards [Line Items]
Net operating loss carryforwards	221,400,000
Foreign [Member] | China [Member]
Operating loss carryforwards [Line Items]
Net operating loss carryforwards	78,500,000
Net operating loss carryforwards expired amount	237,200,000
Deferred tax assets and related valuation allowance which have been removed	35,600,000
Valuation allowance against the related deferred tax assets	11,800,000
Foreign [Member] | Countries other than U.S. and China [Member]
Operating loss carryforwards [Line Items]
Net operating loss carryforwards	94,900,000
Valuation allowance against the related deferred tax assets	$ 14,100,000